Income Taxes - Summary of components of the current and deferred tax expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 1,947	$ 450	$ 443
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(2,708)	(5,972)	(11,705)
Change in unrecognized deductible temporary differences	2,766	5,943	11,705
Total deferred tax expense (recovery)	58	(29)	0
Total current and deferred tax expense	$ 2,005	$ 421	$ 443